Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS
Entity Central Index Key	0001852344
Entity Investment Company Type	N-1A
International Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	International Portfolio I
Class Name	Class A
Trading Symbol	PRANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$187	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.77%
Net Assets	$ 2,199,301
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 11,117
Investment Company, Portfolio Turnover	22.79%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,199,301

# of Portfolio Holdings	47

Portfolio Turnover Rate	22.79%

Total Advisory Fees Paid	$11,117

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

ING Group N.V.	2.88%

Grab Holdings Limited	2.4%

Barclays PLC	2.3%

UCB SA	2.2%

Roche Holding AG	2.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

ING Group N.V.	2.88%

Grab Holdings Limited	2.4%

Barclays PLC	2.3%

UCB SA	2.2%

Roche Holding AG	2.1%

Large Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$195	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.76%
Net Assets	$ 7,499,845
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 35,039
Investment Company, Portfolio Turnover	24.55%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$7,499,845

# of Portfolio Holdings	47

Portfolio Turnover Rate	24.55%

Total Advisory Fees Paid	$35,039

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of
equity
securities.

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	7.58%

Microsoft Corp.	6.8%

Apple, Inc.	5.9%

Meta Platforms, Inc.	4.3%

Alphabet, Inc. Class A	4.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	7.58%

Microsoft Corp.	6.8%

Apple, Inc.	5.9%

Meta Platforms, Inc.	4.3%

Alphabet, Inc. Class A	4.2%

Large Cap Core Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Core Portfolio I
Class Name	Class L
Trading Symbol	PRBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$194	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.75%
Net Assets	$ 7,499,845
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 35,039
Investment Company, Portfolio Turnover	24.55%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$7,499,845

# of Portfolio Holdings	47

Portfolio Turnover Rate	24.55%

Total Advisory Fees Paid	$35,039

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

NVIDIA	7.58%

Microsoft Corp.	6.8%

Apple, Inc.	5.9%

Meta Platforms, Inc.	4.3%

Alphabet, Inc. Class A	4.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA	7.58%

Microsoft Corp.	6.8%

Apple, Inc.	5.9%

Meta Platforms, Inc.	4.3%

Alphabet, Inc. Class A	4.2%

Large Cap Growth Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Portfolio I
Class Name	Class A
Trading Symbol	PRAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$196	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.76%
Net Assets	$ 9,659,866
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 44,593
Investment Company, Portfolio Turnover	59.55%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$9,659,866

# of Portfolio Holdings	37

Portfolio Turnover Rate	59.55%

Total Advisory Fees Paid	$44,593

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

NVIDIA, Corp.	11.74%

Microsoft, Corp.	10.4%

Apple, Inc.	7.2%

Amazon.com, Inc.	4.2%

Alphabet, Inc. Class C	4.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA, Corp.	11.74%

Microsoft, Corp.	10.4%

Apple, Inc.	7.2%

Amazon.com, Inc.	4.2%

Alphabet, Inc. Class C	4.1%

Large Cap Growth Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Portfolio I
Class Name	Class L
Trading Symbol	PRBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$195	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.75%
Net Assets	$ 9,659,866
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 44,593
Investment Company, Portfolio Turnover	59.55%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$9,659,866

# of Portfolio Holdings	37

Portfolio Turnover Rate	59.55%

Total Advisory Fees Paid	$44,593

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

NVIDIA, Corp.	11.74%

Microsoft, Corp.	10.4%

Apple, Inc.	7.2%

Amazon.com, Inc.	4.2%

Alphabet, Inc . Class C	4.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA, Corp.	11.74%

Microsoft, Corp.	10.4%

Apple, Inc.	7.2%

Amazon.com, Inc.	4.2%

Alphabet, Inc . Class C	4.1%

Large Cap Value Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Value Portfolio I
Class Name	Class A
Trading Symbol	PRAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Net Assets	$ 6,604,532
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 31,295
Investment Company, Portfolio Turnover	12.92%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,604,532

# of Portfolio Holdings	28

Portfolio Turnover Rate	12.92%

Total Advisory Fees Paid	$31,295

Holdings [Text Block]
Top 5 Sectors (% of Net
Assets
)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.55%

Apple, Inc.	4.4%

Norfolk Southern Corp.	4.4%

BlackRock, Inc.	4.0%

Phillip Morris International, Inc.	3.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.55%

Apple, Inc.	4.4%

Norfolk Southern Corp.	4.4%

BlackRock, Inc.	4.0%

Phillip Morris International, Inc.	3.7%

Large Cap Value Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Value Portfolio I
Class Name	Class L
Trading Symbol	PRBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Net Assets	$ 6,604,532
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 31,295
Investment Company, Portfolio Turnover	12.92%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,604,532

# of Portfolio Holdings	28

Portfolio Turnover Rate	12.92%

Total Advisory Fees Paid	$31,295

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.55%

Apple, Inc.	4.4%

Norfolk Southern Corp.	4.4%

BlackRock, Inc.	4.0%

Phillip Morris International, Inc.	3.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.55%

Apple, Inc.	4.4%

Norfolk Southern Corp.	4.4%

BlackRock, Inc.	4.0%

Phillip Morris International, Inc.	3.7%

Mid Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Mid Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$182	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment )

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.76%
Net Assets	$ 4,596,944
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 22,522
Investment Company, Portfolio Turnover	5.99%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,596,944

# of Portfolio Holdings	33

Portfolio Turnover Rate	5.99%

Total Advisory Fees Paid	$22,522

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	4.20%

AerCap Holdings N.V.	4.1%

Tempur Sealy International, Inc.	3.9%

Dollar Tree, Inc.	3.7%

Churchill Downs, Inc.	3.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	4.20%

AerCap Holdings N.V.	4.1%

Tempur Sealy International, Inc.	3.9%

Dollar Tree, Inc.	3.7%

Churchill Downs, Inc.	3.3%

Mid Cap Core Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Mid Cap Core Portfolio I
Class Name	Class L
Trading Symbol	PRBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$182	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.76%
Net Assets	$ 4,596,944
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 22,522
Investment Company, Portfolio Turnover	5.99%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,596,944

# of Portfolio Holdings	33

Portfolio Turnover Rate	5.99%

Total Advisory Fees Paid	$22,522

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio
Holdings
Summaries
The Portfolio consists 100% of
equity
securities.

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	4.20%

AerCap Holdings N.V.	4.1%

Tempur Sealy International, Inc.	3.9%

Dollar Tree, Inc.	3.7%

Churchill Downs, Inc.	3.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	4.20%

AerCap Holdings N.V.	4.1%

Tempur Sealy International, Inc.	3.9%

Dollar Tree, Inc.	3.7%

Churchill Downs, Inc.	3.3%

Small Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$187	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.76%
Net Assets	$ 2,432,732
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 11,573
Investment Company, Portfolio Turnover	22.48%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,432,732

# of Portfolio Holdings	39

Portfolio Turnover Rate	22.48%

Total Advisory Fees Paid	$11,573

Holdings [Text Block]
Top 5 Sectors (% of Net
Assets
)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity
securities
.

Top 5 Holdings (% of Net Assets)

Rambus, Inc.	2.69%

Tower Semiconductor Ltd.	2.7%

Atmus Filtration Technologies, Inc.	2.5%

BorgWarner, Inc.	2.4%

Gentex Corp.	2.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Rambus, Inc.	2.69%

Tower Semiconductor Ltd.	2.7%

Atmus Filtration Technologies, Inc.	2.5%

BorgWarner, Inc.	2.4%

Gentex Corp.	2.4%